4. Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details Narrative
NOL carryforwards		$ 59,800,000
NOL carryforwards available through	2008-2033